Appendix 4 Additional Information on Financial Debt - Summary of Bank Borrowings by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 122	$ 4,274
Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	122	4,283
Undiscounted Cash Flow [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 122	4,283
Undiscounted Cash Flow [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Current, Maturity	$ 122	4,283
Undiscounted Cash Flow [Member] | Chile [Member] | Chilean Peso [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 122	$ 4,283